Common Shares and Warrants (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	5 years
Dividend yield	0.00%
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	95.00%
Risk-free interest rate	1.45%
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	96.00%
Risk-free interest rate	1.68%
Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	91.00%
Risk-free interest rate	2.87%
Expected life	2 years
Dividend yield	0.00%	0.00%	0.00%
Warrant | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		1.00%	100.00%
Risk-free interest rate		2.31%	1.21%
Expected life		1 day	1 year 2 months 15 days
Estimated fair value per warrant	$ 0.28		$ 0.40
Warrant | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		117.00%	154.00%
Risk-free interest rate		2.87%	2.60%
Expected life		2 years	3 years
Estimated fair value per warrant	$ 0.43	$ 0.57	$ 1.48